Cash and cash equivalents (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Cash and cash equivalents.
Petty cash	₽ 344	₽ 860
Bank balances	3,315,485	2,012,424
Call deposits	51,781	75,931
Total cash and cash equivalents	₽ 3,367,610	₽ 2,089,215	₽ 2,861,110		₽ 1,416,008

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.